Accruals - Summary of Accruals (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022		Jan. 01, 2022	[1]
Summary Of Accruals [Abstract]
Accrued interest	€ 47	€ 129
Accrued expenses	281	243
On December 31	€ 328	€ 372	[1]	€ 537

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.